Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Operating expenses
General and administrative expenses	$ 908,173	$ 66,318	$ 1,330,127	$ 148,266	$ 129,986	$ 274,756
Administrative fee – related party	30,000	30,000	60,000	60,000	50,000	120,000
Loss from operations	(938,173)	(96,318)	(1,390,127)	(208,266)	(179,986)	(394,756)
Interest income from investments held in Trust Account	203,252	3,989	217,517	7,935	6,444	16,003
Net loss	$ (734,921)	$ (92,329)	$ (1,172,610)	$ (200,331)	$ (173,542)	$ (378,753)
Weighted average shares outstanding of ordinary shares, basic (in Shares)	20,450,000	20,450,000	20,450,000	20,450,000	15,791,091	20,450,000
Basic net loss per ordinary share (in Dollars per share)	$ (0.04)	$ 0	$ (0.06)	$ (0.01)	$ (0.01)	$ (0.02)